Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 7,733,097	$ 16,384
Accounts Receivable	14,196	57,549
Inventories	236,890	367,367
Prepaid Expense and other assets	213,223	190,015
Total Current Assets	8,197,406	631,315
Fixed Assets, net	126,570	196,479
Intangibles, net	92,402	73,183
Total Assets	8,416,378	900,977
Current Liabilities:
Accounts Payable	1,138,512	2,194,518
Accrued Expenses	1,434,412	3,066,379
Short-term notes payable net of discounts of $0 and $194,097 (See Note 4)		937,424
Deferred Revenue	29,180	5,000
Total Current Liabilities	2,602,104	6,203,321
Accrued Expenses		213,883
Total Liabilities	$ 2,602,104	$ 6,417,204
Commitments and Contingencies
Stockholders’ Equity/(Deficit):
Convertible Preferred Stock		$ 206
Common Stock, $.01 par value, 100,000,000 authorized, 5,203,428 and 3,092,766 outstanding		30,927
Total Stockholders’ Equity/(Deficit)	$ 5,814,274	(5,516,227)
Total Liabilities and Stockholders’ Equity/(Deficit)		900,977
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity/(Deficit):
Convertible Preferred Stock		206
Common Stock, $.01 par value, 100,000,000 authorized, 5,203,428 and 3,092,766 outstanding	52,033	30,927
Additional paid-in capital	43,972,722	30,093,745
Accumulated Deficit	(38,229,431)	(35,641,105)
Total Stockholders’ Equity/(Deficit)	5,814,274	(5,516,227)
Total Liabilities and Stockholders’ Equity/(Deficit)	8,416,378	$ 900,977
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity/(Deficit):
Convertible Preferred Stock	$ 18,950